PROVISIONS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Tax contingent liability
PROVISIONS AND CONTINGENT LIABILITIES (Details) [Line Items]
Contingent liabilities	$ 55	$ 41
Potential penalties for non-compliance
PROVISIONS AND CONTINGENT LIABILITIES (Details) [Line Items]
Contingent liabilities	$ 9